SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash balances related to operations [Table Text Block]
	2020	2019
Decrease (Increase) in funds receivable from payment processors	$8,507	$(790)
Decrease (Increase) in accounts receivable	18,305	(12,546)
(Increase) Decrease in prepaid taxes	(1,566)	189
(Increase) Decrease in prepaid expenses and other assets	(1,094)	1,356
Decrease (Increase) in other assets	14	(216)
(Decrease)Increase in accounts payable and accrued liabilities	(8,031)	4,277
(Decrease) Increase in income taxes payable	(1,837)	2,209
Increase (Decrease) in other liabilities	12	(800)
(Decrease)Increase in payable to loyalty program partners	(27,641)	8,521
	$(13,331)	$2,200